Inventory - Disclosure of inventories (Details) - USD ($)	Dec. 31, 2023	Mar. 31, 2023
Classes of current inventories [abstract]
Work in Progress	$ 16,036,373	$ 9,737,474
Finished Goods	16,865,666	31,871,760
Total	$ 32,902,039	$ 41,609,234